ACQUISITION OF MINERA KOLPA - Disclosure of detailed information about assumptions used in the determination of the fair value of the mining interests (Details) - Minera Kolpa [Member]	Apr. 30, 2025 $ / lb $ / oz
Silver [Member]
Disclosure of detailed information about business combination [line items]
Average long-term price | $ / oz	29.1
Lead [Member]
Disclosure of detailed information about business combination [line items]
Average long-term price	1.18
Zinc [Member]
Disclosure of detailed information about business combination [line items]
Average long-term price	0.91
Copper [Member]
Disclosure of detailed information about business combination [line items]
Average long-term price	4.2